Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 29, 2021	Aug. 17, 2021	Dec. 31, 2021	Dec. 31, 2022
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Invested amount		¥ 30,000
Equity interest, percentage		12.00%
Equity interest purchased	¥ 30,000
Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advance paid			¥ 86,858
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual interest rate			2.40%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member] | Subsequent Event [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual interest rate				6.00%